RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Receivables and Other Current Assets	Receivables and Other Current Assets

	Notes	December 31, 2022	December 31, 2021
Income taxes receivable		$0.5	$0.5
Receivables from governments[1]		78.5	40.0
Deferred consideration from the sale of Sadiola		1.2	1.2
Other receivables		4.0	6.7
Total receivables		84.2	48.4
Prepayment for other assets		—	0.3
Prepaid expenses		13.4	17.1
Hedge derivatives	21(c)(i)	21.3	30.7
Non-hedge derivatives		9.1	—
		$128.0	$96.5
1.Receivables from governments relate primarily to value added taxes in Burkina Faso and Harmonized Sales Taxes in Canada.